Consolidated statement of comprehensive income - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of comprehensive income [abstract]
Profit for the year		£ 629	£ 197	£ 775
Items that may be reclassified subsequently to profit or loss
Foreign exchange differences on translation of foreign operations		(72)	(427)	424
(Loss)/gain on net investment hedges		(3)	108	(141)
Cash flow hedges:
Fair value (loss)/gain arising on hedging instruments		(35)	(43)	38
Amounts reclassified to profit or loss		58	44	(38)
Costs of hedging	[1]	(8)	0	0
Share of other comprehensive (loss)/income of associates		0	(1)	51
Items that may be reclassified subsequently to profit or loss		(60)	(319)	334
Items that will not be reclassified subsequently to profit or loss
Movements on equity investments held at fair value through other comprehensive income		(7)	(3)	(22)
Actuarial gain/(loss) on defined benefit pension plans		3	(9)	16
Deferred tax on defined benefit pension plans		2	2	(7)
Items that will not be reclassified subsequently to profit or loss		(2)	(10)	(13)
Other comprehensive (loss)/income for the year		(62)	(329)	321
Total comprehensive income/(loss) for the year		567	(132)	1,096
Attributable to:
Equity holders of the parent		482	(196)	988
Non-controlling interests		85	64	108
Total comprehensive income		£ 567	£ (132)	£ 1,096

[1]	During 2024, WPP entered into hedging arrangements for which the foreign currency basis within the hedging instrument was excluded from the hedge designation, and identified as a cost of hedging, as permitted by IFRS.